Revenue Recognition - Changes in Company's Contract Liabilities (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 JPY (¥)
Revenue Recognition
Beginning Balance	¥ 180,441
Revenues recognized which were included in the contract liabilities balance	(98,755)
Remaining amounts which were newly recognized as contract liabilities	8,712
Ending Balance	90,398
Revenues recognized in the period for change in transaction price estimates	¥ 0